Organization and Description of Business (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Jul. 20, 2021	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting control		100.00%
Business Combination Agreement [Member] | Bridge Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of principal and accrued interest	$ 10.9
Class A Common Stock [Member] | Bridge Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration	$ 10.9
Class A Common Stock [Member] | Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of ordinary shares, shares issued	3,409,949
Class A Common Stock [Member] | Business Combination Agreement [Member] | Bridge Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, new issues	1,357,372
Non-Voting Class B Stock [Member] | Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, new issues	11,502,355
Private Placement Investors [Member] | Class A Common Stock [Member] | Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, new issues	4,250,000
Aggregate consideration	$ 42.5